FAIR VALUE MEASUREMENTS Q - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value	$ 4,164,534	$ 2,928,225
Transfers out of Level 3	225,800	48,700
Transfers in of Level 3	4,900	21,200
Digital intangible assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value	$ 1,100,000	$ 550,200